Stock-Based Compensation - Valuation assumptions (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Stock-Based Compensation
Risk-free interest rate	4.56%	3.87%
Exercise price	$ 4.83	$ 2.24
Share price	$ 3.99	$ 1.16
Expected life of options	3 years	3 years
Annualized volatility	86.00%	63.00%
Expected dividend yield	0.00%